INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (14,237,061)	$ (6,594,428)
Expected tax benefit	$ (2,989,783)	$ (1,384,830)
Expected tax benefit, Percentage	21.00%	21.00%
Foreign tax differential	$ 234,338	$ 100,604
Foreign tax differential, Percentage	2.00%	2.00%
Enhanced research and development	$ (463,591)	$ (259,861)
Enhanced research and development, Percentage	(3.00%)	(4.00%)
Prior year true up of nol	$ 2,401,930	$ 0
Prior year true up of nol, Percentage	17.00%	0.00%
Other	$ 74,579	$ 20,226
Other, Percentage	1.00%	0.00%
Change in valuation allowance	$ 742,527	$ 1,523,861
Change in valuation allowance, Percentage	5.00%	23.00%
R&D credit received	$ 350,256	$ 335,832
R&D credit received, Percentage	2.00%	5.00%
Actual income tax benefit	$ 350,256	$ 335,832
Income tax benefit, Percentage	2.00%	5.00%